1. Organization and Nature of Business	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Business

NOTE 1 - ORGANIZATION AND NATURE OF BUSINESS

In February 2017, the Board of Directors of B2Digital, Incorporated ("B2Digital" or the "Company") approved a complete restructuring, new management team and strategic direction for the Company. Capitalizing on its history in television, video and technology, the Company is now forging ahead and becoming a full-service live event sports company.

B2Digital's first strategy is to build an integrated live event Minor League for the Mixed Martial Arts (MMA) marketplace. B2Digital will be creating and developing Minor League champions that will move on to the MMA Major Leagues from the B2 Fighting Series (B2FS). This will be accomplished by sponsoring operating live events, acquiring existing MMA promotions and then inviting those champions to the B2FS Regional and National Championship Series. B2Digital will own all media and merchandising rights and digital distribution networks for the B2FS.

2017 marked the kickoff of the B2FS by sponsoring and acquiring MMA regional promotion companies for the development of the B2FS. The second strategy is that the Company plans to add additional sports, leagues, tournaments and special events to its live event business model. This will enable B2Digital to capitalize on their core technologies and business models that will be key to broadening the revenue base of the Company's live event core business. B2Digital will also be developing and expanding the B2Digital live event systems and technologies. These include systems for event management, digital ticketing sales, digital video distribution, digital marketing, Pay-Per View (PPV), fighter management, merchandise sales, brand management and financial control systems.

Basis of Presentation and Consolidation

The Company has seven wholly-owned subsidiaries. Hardrock Promotions LLC which owns Hardrock MMA in Kentucky, Colosseum Combat LLC which owns Colosseum Combat MMA in Indiana, United Combat League MMA LLC, Pinnacle Combat LLC, Strike Hard Productions, LLC, ONE More Gym, and B2 Productions LLC.

The consolidated financial statements, which include the accounts of the Company and its seven wholly-owned subsidiaries, are prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). All significant intercompany balances and transactions have been eliminated. The consolidated financial statements, which include the accounts of the Company and its seven wholly-owned subsidiaries, and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The Financial Statements have been prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and presented in US dollars. The fiscal year end is March 31.

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

In February 2017, the Board of Directors of B2Digital, Incorporated ("B2Digital" or the "Company") approved a complete restructuring, new management team and strategic direction for the Company. Capitalizing on its history in television, video and technology, the Company is now forging ahead and becoming a full-service live event sports company.

B2Digital's first strategy is to build an integrated live event Minor League for the Mixed Martial Arts (MMA) marketplace. B2Digital will be creating and developing Minor League champions that will move on to the MMA Major Leagues from the B2 Fighting Series (B2FS). This will be accomplished by sponsoring operating live events, acquiring existing MMA promotions and then inviting those champions to the B2FS Regional and National Championship Series. B2Digital will own all media and merchandising rights and digital distribution networks for the B2FS.

2017 marked the kickoff of the B2FS by sponsoring and acquiring MMA regional promotion companies for the development of the B2FS. The second strategy is that the Company plans to add additional sports, leagues, tournaments and special events to its live event business model. This will enable B2Digital to capitalize on their core technologies and business models that will be key to broadening the revenue base of the Company's live event core business. B2Digital will also be developing and expanding the B2Digital live event systems and technologies. These include systems for event management, digital ticketing sales, digital video distribution, digital marketing, Pay-Per View (PPV), fighter management, merchandise sales, brand management and financial control systems.

Basis of Presentation and Consolidation

The Company has seven wholly-owned subsidiaries: Hardrock Promotions LLC which owns Hardrock MMA in Kentucky, Colosseum Combat LLC which owns Colosseum Combat MMA in Indiana, United Combat League MMA LLC, Pinnacle Combat LLC, Strike Hard Productions, LLC, ONE More Gym, and B2 Productions LLC.

The consolidated financial statements, which include the accounts of the Company and its seven wholly-owned subsidiaries, are prepared in conformity with generally accepted accounting principles in the United States of America (U.S. GAAP). All significant intercompany balances and transactions have been eliminated. The consolidated financial statements, which include the accounts of the Company and its seven wholly-owned subsidiaries, and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The Financial Statements have been prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and presented in US dollars. The fiscal year end is March 31.